Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Wages payable	$ 3,858	$ 2,525
Covenant fees		435
Interest payable (Note 8)	304	238
Legal expenses		141
Deposit liability for early exercised options		3
Accrued expenses	456	358
Total accrued expenses and other current liabilities	$ 4,618	$ 3,700